Borrowings - Schedule of Short-term Borrowings (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 4.2	$ 4.3
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	0.0	0.0
Japan Facility
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	0.0	0.0
Term Loan
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 4.2	$ 4.3